Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2015
Financial Instruments and Fair Value Disclosures [Abstract]
Derivative Instruments - Balance Sheet Location
		December 31, 2014	June 30, 2015
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current Assets - Interest rate swaps	$-	$(1,894)
Interest rate swaps	Non-Current Assets - Interest rate swaps	(66,475)	-
Interest rate swaps	Current liabilities - Interest rate swaps	589,896	332,907
Interest rate swaps	Long-Term Liabilities - Interest rate swaps	17,369	-
Total derivatives		$540,790	$331,013

Effect of Derivative Instruments designated as hedging instruments (Loss Recognized in Accumulated Other Comprehensive Loss - Effective Portion)
	Six Months Ended June 30,
	2014	2015
Interest rate swaps	$131,238	$-
Total	$131,238	$-

Effect of Derivative Instruments designated as hedging instruments (Location of Loss Transferred from Accumulated Other Comprehensive Loss in Statements of Comprehensive Loss - Effective Portion)
		Six Months Ended June 30,
	Location	2014	2015
Interest rate swaps - Realized Loss	Interest and finance costs	$(98,656)	$-
Total		$(98,656)	$-

Effect of Derivative Instruments not designated as hedging instruments
		Six Months Ended June 30,
	Location of Gain / (Loss) Recognized	2014	2015
Interest rate swaps - Fair value	Loss on derivatives, net	$69,512	$209,777
Interest rate swaps - Realized Loss	Loss on derivatives, net	(405,175)	(408,707)
Net loss on derivatives		$(335,663)	$(198,930)

Summary of Valuation of Interest Rate Swaps
Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2014	June 30, 2015
Interest rate swaps - asset	$(66,475)	$(1,894)
Interest rate swaps - liability	607,265	332,907
Total	$540,790	$331,013

Summary of Valuation of Assets held for sale and Liabilities associated with assets held for sale
	Significant Other Observable Inputs (Level 2)	Loss
Assets held for sale	$62,568,000	$47,283,802
Liabilities associated with assets held for sale	$58,997,676	$-

Summary of Valuation of Advances for vessels under construction
	Significant Other Observable Inputs (Level 2)	Loss
Advances for vessels under construction	$35,299,383	$16,753,838